Performance Management	Dec. 31, 2025
VIF - Discovery Portfolio - Class I | VIF Discovery Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class I shares’ performance from year-to-year and by showing how the Fund’s Class I shares’ average annual returns for the past one, five and ten year periods compare with those of a broad measure of market performance and one or more additional indexes. The additional index(es) in the table provide a means to compare the Fund’s average annual total returns to a benchmark that the Adviser believes is representative of the Fund’s investment universe. This performance information does not reflect any fees, expenses or charges that are, or may be, associated with or imposed under your variable annuity contract or variable life insurance contract. If it did, returns would be lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class I shares’ performance from year-to-year and by showing how the Fund’s Class I shares’ average annual returns for the past one, five and ten year periods compare with those of a broad measure of market performance and one or more additional indexes.
Bar Chart Does Not Reflect Sales Loads [Text]	This performance information does not reflect any fees, expenses or charges that are, or may be, associated with or imposed under your variable annuity contract or variable life insurance contract. If it did, returns would be lower.
Bar Chart [Heading]	Annual Total Returns—Calendar Years (Class I)Commenced operations on October 18, 1999
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	06/30/20	73.09%
Low Quarter	06/30/22	-41.08%

Performance Table Heading	Average Annual Total Returns (Class I)(for the calendar periods ended December 31, 2025)
Performance [Table]

	Past One Year	Past Five Years	Past Ten Years
Class I
Return Before Taxes	12.58%	-5.36%	14.16%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)[1]	17.15%	13.15%	14.29%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)[2]	8.66%	6.65%	12.49%
[1],[2]
VIF - Discovery Portfolio - Class I | VIF Discovery Portfolio | Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	73.09%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	(41.08%)
Lowest Quarterly Return, Date	Jun. 30, 2022
VIF - Discovery Portfolio - Class II | VIF Discovery Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class II shares’ performance from year-to-year and by showing how the Fund’s Class II shares’ average annual returns for the past one, five and ten year periods compare with those of a broad measure of market performance and one or more additional indexes. The additional index(es) in the table provide a means to compare the Fund’s average annual total returns to a benchmark that the Adviser believes is representative of the Fund’s investment universe. This performance information does not reflect any fees, expenses or charges that are, or may be, associated with or imposed under your variable annuity contract or variable life insurance contract. If it did, returns would be lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class II shares’ performance from year-to-year and by showing how the Fund’s Class II shares’ average annual returns for the past one, five and ten year periods compare with those of a broad measure of market performance and one or more additional indexes.
Bar Chart Does Not Reflect Sales Loads [Text]	This performance information does not reflect any fees, expenses or charges that are, or may be, associated with or imposed under your variable annuity contract or variable life insurance contract. If it did, returns would be lower.
Bar Chart [Heading]	Annual Total Returns—Calendar Years (Class II)Commenced operations on May 5, 2003
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	06/30/20	73.11%
Low Quarter	06/30/22	-41.08%

Performance Table Heading	Average Annual Total Returns (Class II)(for the calendar periods ended December 31, 2025)
Performance [Table]

	Past One Year	Past Five Years	Past Ten Years
Class II
Return Before Taxes	12.44%	-5.46%	14.04%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)[1]	17.15%	13.15%	14.29%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)[2]	8.66%	6.65%	12.49%
[3],[4]
VIF - Discovery Portfolio - Class II | VIF Discovery Portfolio | Class II
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	73.11%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	(41.08%)
Lowest Quarterly Return, Date	Jun. 30, 2022
VIF - Emerging Markets Debt Portfolio - Class I | VIF Emerging Markets Debt Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class I shares’ performance from year-to-year and by showing how the Fund’s Class I shares’ average annual returns for the past one, five and ten year periods compare with those of a broad measure of market performance and one or more additional indexes. The additional index(es) in the table provide a means to compare the Fund’s average annual total returns to a benchmark that the Adviser believes is representative of the Fund’s investment universe. This performance information does not reflect any fees, expenses or charges that are, or may be, associated with or imposed under your variable annuity contract or variable life insurance contract. If it did, returns would be lower. The  Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class I shares’ performance from year-to-year and by showing how the Fund’s Class I shares’ average annual returns for the past one, five and ten year periods compare with those of a broad measure of market performance and one or more additional indexes.
Bar Chart Does Not Reflect Sales Loads [Text]	This performance information does not reflect any fees, expenses or charges that are, or may be, associated with or imposed under your variable annuity contract or variable life insurance contract. If it did, returns would be lower.
Bar Chart [Heading]	Annual Total Returns—Calendar Years (Class I)Commenced operations on June 16, 1997
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	06/30/20	12.29%
Low Quarter	03/31/20	-14.19%

Performance Table Heading	Average Annual Total Returns (Class I)(for the calendar periods ended December 31, 2025)
Performance [Table]

	Past One Year	Past Five Years	Past Ten Years
Class I
Return Before Taxes	15.33%	2.70%	4.51%
J.P. Morgan Emerging Markets Bond Global Diversified Index (reflects no deduction for fees, expenses or taxes)[1]	14.30%	1.78%	4.40%
Emerging Markets Debt Blended Index (reflects no deduction for fees, expenses or taxes)[2]	14.30%	1.78%	4.22%
[5],[6]
VIF - Emerging Markets Debt Portfolio - Class I | VIF Emerging Markets Debt Portfolio | Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	12.29%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	(14.19%)
Lowest Quarterly Return, Date	Mar. 31, 2020
VIF - Emerging Markets Debt Portfolio - Class II | VIF Emerging Markets Debt Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class II shares’ performance from year-to-year and by showing how the Fund’s Class II shares’ average annual returns for the past one, five and ten year periods compare with those of a broad measure of market performance and one or more additional indexes. The additional index(es) in the table provide a means to compare the Fund’s average annual total returns to a benchmark that the Adviser believes is representative of the Fund’s investment universe. This performance information does not reflect any fees, expenses or charges that are, or may be, associated with or imposed under your variable annuity contract or variable life insurance contract. If it did, returns would be lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class II shares’ performance from year-to-year and by showing how the Fund’s Class II shares’ average annual returns for the past one, five and ten year periods compare with those of a broad measure of market performance and one or more additional indexes.
Bar Chart Does Not Reflect Sales Loads [Text]	This performance information does not reflect any fees, expenses or charges that are, or may be, associated with or imposed under your variable annuity contract or variable life insurance contract. If it did, returns would be lower.
Bar Chart [Heading]	Annual Total Returns—Calendar Years (Class II)Commenced operations on December 19, 2002
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	06/30/20	12.23%
Low Quarter	03/31/20	-14.06%

Performance Table Heading	Average Annual Total Returns (Class II)(for the calendar periods ended December 31, 2025)
Performance [Table]

	Past One Year	Past Five Years	Past Ten Years
Class II
Return Before Taxes	15.24%	2.66%	4.46%
J.P. Morgan Emerging Markets Bond Global Diversified Index (reflects no deduction for fees, expenses or taxes)[1]	14.30%	1.78%	4.40%
Emerging Markets Debt Blended Index (reflects no deduction for fees, expenses or taxes)[2]	14.30%	1.78%	4.22%
[7],[8]
VIF - Emerging Markets Debt Portfolio - Class II | VIF Emerging Markets Debt Portfolio | Class II
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	12.23%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	(14.06%)
Lowest Quarterly Return, Date	Mar. 31, 2020
VIF - Emerging Markets Equity Portfolio - Class I | VIF Emerging Markets Equity Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class I shares’ performance from year-to-year and by showing how the Fund’s Class I shares’ average annual returns for the past one, five and ten year periods compare with those of a broad measure of market performance. This performance information does not reflect any fees, expenses or charges that are, or may be, associated with or imposed under your variable annuity contract or variable life insurance contract. If it did, returns would be lower. The  Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class I shares’ performance from year-to-year and by showing how the Fund’s Class I shares’ average annual returns for the past one, five and ten year periods compare with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	This performance information does not reflect any fees, expenses or charges that are, or may be, associated with or imposed under your variable annuity contract or variable life insurance contract. If it did, returns would be lower.
Bar Chart [Heading]	Annual Total Returns—Calendar Years (Class I)Commenced operations on October 1, 1996
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	06/30/20	20.10%
Low Quarter	03/31/20	-26.89%

Performance Table Heading	Average Annual Total Returns (Class I)(for the calendar periods ended December 31, 2025)
Performance [Table]

	Past One Year	Past Five Years	Past Ten Years
Class I
Return Before Taxes	32.96%	4.37%	7.27%
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)[1]	33.57%	4.20%	8.42%
[9]
VIF - Emerging Markets Equity Portfolio - Class I | VIF Emerging Markets Equity Portfolio | Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	20.10%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	(26.89%)
Lowest Quarterly Return, Date	Mar. 31, 2020
VIF - Emerging Markets Equity Portfolio - Class II | VIF Emerging Markets Equity Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class II shares’ performance from year-to-year and by showing how the Fund’s Class II shares’ average annual returns for the past one, five and ten year periods compare with those of a broad measure of market performance. This performance information does not reflect any fees, expenses or charges that are, or may be, associated with or imposed under your variable annuity contract or variable life insurance contract. If it did, returns would be lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class II shares’ performance from year-to-year and by showing how the Fund’s Class II shares’ average annual returns for the past one, five and ten year periods compare with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	This performance information does not reflect any fees, expenses or charges that are, or may be, associated with or imposed under your variable annuity contract or variable life insurance contract. If it did, returns would be lower.
Bar Chart [Heading]	Annual Total Returns—Calendar Years (Class II)Commenced operations on January 10, 2003
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	06/30/20	20.00%
Low Quarter	03/31/20	-26.87%

Performance Table Heading	Average Annual Total Returns (Class II)(for the calendar periods ended December 31, 2025)
Performance [Table]

	Past One Year	Past Five Years	Past Ten Years
Class II
Return Before Taxes	32.90%	4.32%	7.21%
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)[1]	33.57%	4.20%	8.42%
[10]
VIF - Emerging Markets Equity Portfolio - Class II | VIF Emerging Markets Equity Portfolio | Class II
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	20.00%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	(26.87%)
Lowest Quarterly Return, Date	Mar. 31, 2020
VIF - Global Strategist Portfolio - Class I | VIF Global Strategist Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class I shares’ performance from year-to-year and by showing how the Fund’s Class I shares’ average annual returns for the past one, five and ten year periods compare with those of a broad measure of market performance and one or more additional indexes. The additional index in the table provides a means to compare the Fund’s average annual returns to a benchmark that the Adviser believes is representative of the Fund’s investment universe. This performance information does not reflect any fees, expenses or charges that are, or may be, associated with or imposed under your variable annuity contract or variable life insurance contract. If it did, returns would be lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class I shares’ performance from year-to-year and by showing how the Fund’s Class I shares’ average annual returns for the past one, five and ten year periods compare with those of a broad measure of market performance and one or more additional indexes.
Bar Chart Does Not Reflect Sales Loads [Text]	This performance information does not reflect any fees, expenses or charges that are, or may be, associated with or imposed under your variable annuity contract or variable life insurance contract. If it did, returns would be lower.
Bar Chart [Heading]	Annual Total Returns—Calendar Years (Class I)Commenced operations on January 2, 1997
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	06/30/20	13.90%
Low Quarter	03/31/20	-17.60%

Performance Table Heading	Average Annual Total Return (Class I)(for the calendar periods ended December 31, 2025)
Performance [Table]

	Past One Year	Past Five Years	Past Ten Years
Class I
Return Before Taxes	17.40%	5.31%	6.85%
MSCI All Country World Index (reflects no deduction for fees, expenses or taxes)[1]	22.34%	11.19%	11.72%
Customized MSIM Global Allocation Index (reflects no deduction for fees, expenses or taxes)[2]	16.60%	5.79%	7.57%
[11],[12]
VIF - Global Strategist Portfolio - Class I | VIF Global Strategist Portfolio | Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	13.90%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	(17.60%)
Lowest Quarterly Return, Date	Mar. 31, 2020
VIF - Global Strategist Portfolio - Class II | VIF Global Strategist Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class II shares’ performance from year-to-year and by showing how the Fund’s Class II shares’ average annual returns for the past one, five and ten year periods compare with those of a broad measure of market performance and one or more additional indexes. The additional index in the table provides a means to compare the Fund’s average annual returns to a benchmark that the Adviser believes is representative of the Fund’s investment universe. This performance information does not reflect any fees, expenses or charges that are, or may be, associated with or imposed under your variable annuity contract or variable life insurance contract. If it did, returns would be lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class II shares’ performance from year-to-year and by showing how the Fund’s Class II shares’ average annual returns for the past one, five and ten year periods compare with those of a broad measure of market performance and one or more additional indexes.
Bar Chart Does Not Reflect Sales Loads [Text]	This performance information does not reflect any fees, expenses or charges that are, or may be, associated with or imposed under your variable annuity contract or variable life insurance contract. If it did, returns would be lower.
Bar Chart [Heading]	Annual Total Returns—Calendar Years (Class II)Commenced operations on March 15, 2011
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	06/30/20	13.87%
Low Quarter	03/31/20	-17.60%

Performance Table Heading	Average Annual Total Returns (Class II)(for the calendar periods ended December 31, 2025)
Performance [Table]

	Past One Year	Past Five Years	Past Ten Years
Class II
Return Before Taxes	17.36%	5.21%	6.75%
MSCI All Country World Index (reflects no deduction for fees, expenses or taxes)[1]	22.34%	11.19%	11.72%
Customized MSIM Global Allocation Index (reflects no deduction for fees, expenses or taxes)[2]	16.60%	5.79%	7.57%
[13],[14]
VIF - Global Strategist Portfolio - Class II | VIF Global Strategist Portfolio | Class II
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	13.87%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	(17.60%)
Lowest Quarterly Return, Date	Mar. 31, 2020
VIF - Growth Portfolio - Class I | VIF Growth Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class I shares’ performance from year-to-year and by showing how the Fund’s Class I shares’ average annual returns for the past one, five and ten year periods compare with those of a broad measure of  market performance and one or more additional indexes. The additional index in the table provides a means to compare the Fund’s average annual returns to a benchmark that the Adviser believes is representative of the Fund’s investment universe. This performance information does not reflect any fees, expenses or charges that are, or may be, associated with or imposed under your variable annuity contract or variable life insurance contract. If it did, returns would be lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class I shares’ performance from year-to-year and by showing how the Fund’s Class I shares’ average annual returns for the past one, five and ten year periods compare with those of a broad measure of market performance and one or more additional indexes.
Bar Chart Does Not Reflect Sales Loads [Text]	This performance information does not reflect any fees, expenses or charges that are, or may be, associated with or imposed under your variable annuity contract or variable life insurance contract. If it did, returns would be lower.
Bar Chart [Heading]	Annual Total Returns—Calendar Years (Class I)Commenced operations on January 2, 1997
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	06/30/20	58.58%
Low Quarter	06/30/22	-40.88%

Performance Table Heading	Average Annual Total Returns (Class I)1(for the calendar periods ended December 31, 2025)	[15]
Performance [Table]

	Past One Year	Past Five Years	Past Ten Years
Class I
Return Before Taxes	35.72%	3.41%	17.76%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)[2]	17.37%	13.59%	14.59%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)[3]	18.56%	15.32%	18.13%
[16],[17]
VIF - Growth Portfolio - Class I | VIF Growth Portfolio | Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	58.58%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	(40.88%)
Lowest Quarterly Return, Date	Jun. 30, 2022
VIF - Growth Portfolio - Class II | VIF Growth Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class II shares’ performance from year-to-year and by showing how the Fund’s Class II shares’ average annual returns for the past one, five and ten year periods compare with those of a broad measure of market performance and one or more additional indexes. The additional index in the table provides a means to compare the Fund’s average annual returns to a benchmark that the Adviser believes is representative of the Fund’s investment universe. This performance information does not reflect any fees, expenses or charges that are, or may be, associated with or imposed under your variable annuity contract or variable life insurance contract. If it did, returns would be lower.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class II shares’ performance from year-to-year and by showing how the Fund’s Class II shares’ average annual returns for the past one, five and ten year periods compare with those of a broad measure of market performance and one or more additional indexes.
Bar Chart Does Not Reflect Sales Loads [Text]	This performance information does not reflect any fees, expenses or charges that are, or may be, associated with or imposed under your variable annuity contract or variable life insurance contract. If it did, returns would be lower.
Bar Chart [Heading]	Annual Total Returns—Calendar Years (Class II)Commenced operations on May 5, 2003
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	06/30/20	58.47%
Low Quarter	06/30/22	-40.90%

Performance Table Heading	Average Annual Total Returns (Class II)1(for the calendar periods ended December 31, 2025)	[18]
Performance [Table]

	Past One Year	Past Five Years	Past Ten Years
Class II
Return Before Taxes	35.38%	3.15%	17.46%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)[2]	17.37%	13.59%	14.59%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)[3]	18.56%	15.32%	18.13%
[19],[20]
VIF - Growth Portfolio - Class II | VIF Growth Portfolio | Class II
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	58.47%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	(40.90%)
Lowest Quarterly Return, Date	Jun. 30, 2022

[1]
1	The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies designed to represent approximately 98% of the investable U.S. equity market. The Russell 3000® Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are included. It is not possible to invest directly in an index.

[2]
2	The Russell Midcap® Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap® Index is a subset of the Russell 1000® Index and includes approximately 800 of the smallest securities in the Russell 1000® Index, which in turn consists of approximately 1,000 of the largest U.S. securities based on a combination of market capitalization and current index membership. It is not possible to invest directly in an index.

[3]
1	The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies designed to represent approximately 98% of the investable U.S. equity market. The Russell 3000® Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are included. It is not possible to invest directly in an index.

[4]
2	The Russell Midcap® Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap® Index is a subset of the Russell 1000® Index and includes approximately 800 of the smallest securities in the Russell 1000® Index, which in turn consists of approximately 1,000 of the largest U.S. securities based on a combination of market capitalization and current index membership. It is not possible to invest directly in an index.

[5]
1	The J.P. Morgan Emerging Markets Bond Global Diversified Index tracks total returns for U.S. dollar-denominated debt instruments issued by emerging markets sovereign and quasi-sovereign entities: Brady Bonds, loans, Eurobonds and local market instruments for emerging market countries but limits the weights of countries with larger debt stocks by only including a specified portion of these countries’ eligible current face amounts of debt outstanding. It is not possible to invest directly in an index.

[6]
2	The Emerging Markets Debt Blended Index is a performance linked benchmark of old and new benchmark of the Fund. Old benchmark represented by J.P. Morgan Emerging Markets Bond Global Index (a benchmark that tracks total returns for U.S. dollar-denominated debt instruments issued by emerging markets sovereign and quasi-sovereign entities: Brady Bonds, loans, Eurobonds and local market instruments for emerging market countries) from the Fund’s inception to December 31, 2019, and the new benchmark represented by J.P. Morgan Emerging Markets Bond Global Diversified Index for periods thereafter. It is not possible to invest directly in an index.

[7]
1	The J.P. Morgan Emerging Markets Bond Global Diversified Index tracks total returns for U.S. dollar-denominated debt instruments issued by emerging markets sovereign and quasi-sovereign entities: Brady Bonds, loans, Eurobonds and local market instruments for emerging market countries but limits the weights of countries with larger debt stocks by only including a specified portion of these countries’ eligible current face amounts of debt outstanding. It is not possible to invest directly in an index.

[8]
2	The Emerging Markets Debt Blended Index is a performance linked benchmark of old and new benchmark of the Fund. Old benchmark represented by J.P. Morgan Emerging Markets Bond Global Index (a benchmark that tracks total returns for U.S. dollar-denominated debt instruments issued by emerging markets sovereign and quasi-sovereign entities: Brady Bonds, loans, Eurobonds and local market instruments for emerging market countries) from the Fund’s inception to December 31, 2019, and the new benchmark represented by J.P. Morgan Emerging Markets Bond Global Diversified Index for periods thereafter. It is not possible to invest directly in an index.

[9]
1	The MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance of emerging markets. The term “free float” represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The MSCI Emerging Markets Index currently consists of 24 emerging market country indices. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. It is not possible to invest directly in an index.

[10]
1	The MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance of emerging markets. The term “free float” represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The MSCI Emerging Markets Index currently consists of 24 emerging market country indices. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. It is not possible to invest directly in an index.

[11]
1	The MSCI All Country World Index is a free float-adjusted market capitalization weighted index designed to measure the equity market performance of developed and emerging markets. The term “free float” represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The performance of the index is listed in U.S. dollars and assumes reinvestment of net dividends. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. It is not possible to invest directly in an index.

[12]
2	The Customized MSIM Global Allocation Index is a performance linked benchmark comprised of 60% MSCI All Country World Index and 40% Bloomberg Global Aggregate Index for periods after May 31, 2017. Prior to May 31, 2017, the Customized MSIM Global Allocation Index consisted of 60% MSCI All Country World Index (benchmark that measures the equity market performance of developed and emerging markets), 30% Bloomberg Global Aggregate Index (benchmark that provides a broad-based measure of the global investment grade fixed-rate debt markets), 5% S&P GSCI Light Energy Index (benchmark for investment performance in the energy commodity market) and 5% ICE BofA U.S. Dollar 1-Month LIBID Average Index (benchmark that tracks the performance of a basket of synthetic assets paying LIBID to a stated maturity). It is not possible to invest directly in an index.

[13]
1	The MSCI All Country World Index is a free float-adjusted market capitalization weighted index designed to measure the equity market performance of developed and emerging markets. The term “free float” represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The performance of the index is listed in U.S. dollars and assumes reinvestment of net dividends. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. It is not possible to invest directly in an index.

[14]
2	The Customized MSIM Global Allocation Index is a performance linked benchmark comprised of 60% MSCI All Country World Index and 40% Bloomberg Global Aggregate Index for periods after May 31, 2017. Prior to May 31, 2017, the Customized MSIM Global Allocation Index consisted of 60% MSCI All Country World Index (benchmark that measures the equity market performance of developed and emerging markets), 30% Bloomberg Global Aggregate Index (benchmark that provides a broad-based measure of the global investment grade fixed-rate debt markets), 5% S&P GSCI Light Energy Index (benchmark for investment performance in the energy commodity market) and 5% ICE BofA U.S. Dollar 1-Month LIBID Average Index (benchmark that tracks the performance of a basket of synthetic assets paying LIBID to a stated maturity). It is not possible to invest directly in an index.

[15]
1	During 2024, the Fund received proceeds related to a certain non-recurring litigation settlement. Had this settlement not occurred, the 2024 and five and ten year returns would have been lower. Please refer to the Financial Highlights for further information.

[16]
2	The Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. It is not possible to invest directly in an index.

[17]
3	The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values. It is not possible to invest directly in an index.

[18]
1	During 2024, the Fund received proceeds related to a certain non-recurring litigation settlement. Had this settlement not occurred, the 2024 and five and ten year returns would have been lower. Please refer to the Financial Highlights for further information.

[19]
2	The Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. It is not possible to invest directly in an index.

[20]
3	The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values. It is not possible to invest directly in an index.